UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-3694
Oppenheimer Gold & Special Minerals Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: June 30
Date of reporting period: 12/31/2008

Item 1. Reports to Stockholders.

December 31, 2008

Oppenheimer

Gold & Special Minerals Fund

Management Commentaries and Semiannual Report

MANAGEMENT COMMENTARIES

An Interview with Your Fund's Manager

Listing of Top Holdings

SEMIANNUAL REPORT

Listing of Investments

Financial Statements

OppenheimerFunds®
The Right Way to Invest

December 31, 2008 Management Commentaries and Semiannual Report MANAGEENTCONTIES An Interview with Your Fund’s Manager Listing of Top Holdings SEMIANNUALREPORT Listing of Investments Financial Statements

TOP HOLDINGS AND ALLOCATIONS
Top Ten Common Stock Holdings

Kinross Gold Corp.	8.5%
Goldcorp, Inc.	6.4
Barrick Gold Corp.	5.5
Randgold Resources Ltd., ADR	5.5
Yamana Gold, Inc.	5.4
Companhia de Minas Buenaventura SA, Sponsored ADR	5.3
Newmont Mining Corp.	5.3
Agnico-Eagle Mines Ltd.	5.2
Newcrest Mining Ltd.	3.9
Eldorado Gold Corp.	3.7
Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2008, and are based on net assets. For more current Top 10 Fund holdings, please visit www.oppenheimerfunds.com.
Regional Allocation
Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2008, and are based on the total market value of investments.
9 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Investors should consider the Fund’s investment objectives, risks, and other charges and expenses carefully before investing. The Fund’s prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 7/19/83. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.
Class B shares of the Fund were first publicly offered on 11/1/95. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 11/1/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
10 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended December 31, 2008.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), redemption fees, or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions
11 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

FUND EXPENSES Continued
described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	July 1, 2008	December 31, 2008	December 31, 2008
Actual
Class A	$1,000.00	$558.40	$4.69
Class B	1,000.00	556.10	7.90
Class C	1,000.00	556.20	7.74
Class N	1,000.00	557.50	5.92

Hypothetical
(5% return before expenses)
Class A	1,000.00	1,019.21	6.07
Class B	1,000.00	1,015.12	10.21
Class C	1,000.00	1,015.32	10.01
Class N	1,000.00	1,017.64	7.66
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended December 31, 2008 are as follows:

Class	Expense Ratios
Class A	1.19%
Class B	2.00
Class C	1.96
Class N	1.50
The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund’s Manager and Transfer Agent that can be terminated at any time, without advance notice. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
12 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

STATEMENT OF INVESTMENTS December 31, 2008 / Unaudited

	Shares	Value
Common Stocks—97.2%
Energy—0.7%
Oil, Gas & Consumable Fuels—0.7%
Cameco Corp.	565,100	$9,747,975
Industrials—0.5%
Electrical Equipment—0.5%
Canadian Solar, Inc.[1]	474,000	3,062,040
Solaria Energia y Medio Ambiente SA1	800,000	2,179,796
Yingli Green Energy Holding Co. Ltd., ADR[1]	130,000	793,000

		6,034,836

Information Technology—0.0%
Electronic Equipment & Instruments—0.0%
5N Plus, Inc.[1]	135,200	511,153
Materials—96.0%
Chemicals—0.1%
Quimica Minera Chile SA, Sponsored ADR, B Shares	50,000	1,219,500
Metals & Mining—95.9%
African Rainbow Minerals Ltd.	6,700	79,739
Agnico-Eagle Mines Ltd.[2,3]	1,402,100	71,969,793
Alamos Gold, Inc.[1]	2,810,000	20,208,350
Anglo Platinum Ltd.	460,000	25,590,989
AngloGold Ashanti Ltd., Sponsored ADR[3]	410,000	11,361,100
Antofagasta plc	350,000	2,193,034
Aurizon Mines Ltd.[1]	1,800,000	5,902,852
Barrick Gold Corp.[3]	2,066,815	75,996,788
BHP Billiton Ltd., Sponsored ADR[3]	450,000	19,305,000
Brush Engineered Materials, Inc.[1]	827,780	10,529,362
Centamin Egypt Ltd.[1]	3,200,000	1,962,091
Centerra Gold, Inc.[1]	3,771,400	13,762,650
Central African Mining & Exploration Co. plc[1]	10,600,000	327,120
Coeur d’Alene Mines Corp.[1]	2,800,000	2,464,000
Companhia de Minas Buenaventura SA, Sponsored ADR[3]	3,691,800	73,540,656
Companhia Vale do Rio Doce, ADR	2,430,000	29,427,300
Detour Gold Corp.[1]	1,192,700	8,312,728
Eldorado Gold Corp.[1,4]	6,406,000	50,807,841
Eldorado Gold Corp.[1,4]	13,600	108,120
Eldorado Gold Corp., Legend Shares[1]	480,000	3,807,019
First Quantum Minerals Ltd.	200,000	2,894,715
First Uranium Corp.[1]	100,000	150,407
FNX Mining Co., Inc.[1]	460,000	1,149,338
Franco-Nevada Corp.	1,740,000	30,432,481
Franco-Nevada Corp., Legend Shares	200,000	3,497,986
Freeport-McMoRan Copper & Gold, Inc., Cl. B3	830,000	20,285,200
Fresnillo plc	1,100,000	3,713,640
Gold Fields Ltd., Sponsored ADR	1,460,000	14,497,800
Goldcorp, Inc.[3]	2,808,561	88,553,928
Golden Star Resources Ltd.[1]	5,356,910	5,356,910
Harmony Gold Mining Co. Ltd., Sponsored ADR[1]	650,000	7,130,500
Hecla Mining Co.[1]	3,110,000	8,708,000
IAMGOLD Corp.	2,768,700	16,916,757
Impala Platinum Holdings Ltd.	3,252,352	47,196,395
Ivanhoe Mines Ltd.[1]	3,983,100	10,754,370
Jaguar Mining, Inc.[1,4]	2,627,700	13,476,492
Jaguar Mining, Inc.[1,4]	100,000	523,000
Katanga Mining Ltd.[1]	1,070,000	351,771
Kinross Gold Corp.[3]	6,318,890	116,393,954
Lihir Gold Ltd.[1]	14,674,667	31,972,827
F1 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Metals & Mining Continued
Lonmin plc	1,230,000	$16,471,924
Lundin Mining Corp.[1]	3,600,000	3,520,999
Mercator Minerals Ltd.[1]	1,989,000	653,900
MMX Mineracao e Metalicos SA1	3,018,000	3,672,440
New Gold, Inc.[1]	3,348,000	4,870,519
New Pacific Metals Corps.[1]	370,000	149,010
Newcrest Mining Ltd.	2,241,574	54,208,283
Newmont Mining Corp.[3]	1,800,000	73,260,000
NovaGold Resources, Inc.[1]	4,560,000	6,794,400
Pan American Silver Corp.[1,3]	1,378,541	23,531,695
PanAust Ltd.[1]	19,395,455	1,248,883
Peter Hambro Mining plc	1,398,000	7,769,153
Randgold Resources Ltd., ADR[3]	1,720,000	75,542,400
Red Back Mining, Inc.[1]	3,316,900	23,417,581
Red Back Mining, Inc., Legend Shares[1,5]	100,000	706,008
Rio Tinto plc, Sponsored ADR[3]	40,000	3,556,400
Royal Gold, Inc.[3]	660,000	32,478,600
Seabridge Gold, Inc.[1]	50,000	654,000
Silver Standard Resources, Inc.[1]	560,000	8,926,400
Silver Wheaton Corp.[1]	2,550,000	16,549,500
Silvercorp Metals, Inc.	3,030,000	6,499,795
Sino Gold Mining Ltd.[1]	4,000,000	14,291,834
Taseko Mines Ltd.[1]	1,650,000	962,850
Yamana Gold, Inc.	9,641,400	74,883,891
Zhaojin Mining Industry Co. Ltd.	2,500,000	1,948,918
Zijin Mining Group Co. Ltd.	18,586,000	11,396,049

		1,319,578,435

Total Common Stocks (Cost $1,643,649,726)		1,337,091,899
	Units
Rights, Warrants and Certificates—0.0%

High River Gold Mines Ltd. Wts., Strike Price 4CAD, Exp. 11/8/10[1]	235,000	6,277
Jiutian Chemical Group Ltd. Wts., Strike Price 0.80SGD, Exp. 10/15/10[1,6]	3,100,000	10,820

Total Rights, Warrants and Certificates (Cost $0)		17,097
	Shares
Investment Company—4.1%

Oppenheimer Institutional Money Market Fund, Cl. E, 1.96%[7,8] (Cost $56,797,201)	56,797,201	56,797,201

Total Investments, at Value (Cost $1,700,446,927)	101.3%	1,393,906,197
Liabilities in Excess of Other Assets	(1.3)	(17,342,530)

Net Assets	100.0%	$1,376,563,667

F2 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

Footnotes to Statement of Investments
Strike price is reported in U.S. Dollars, except those denoted in the following currencies:

CAD	Canadian Dollar

SGD	Singapore Dollar

1.	Non-income producing security.

2.	A sufficient amount of liquid assets has been designated to cover outstanding written put options. See Note 6 of accompanying Notes.

3.	A sufficient amount of liquid assets has been designated to cover outstanding written call options. See Note 6 of accompanying Notes.

4.	The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.

5.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $706,008 or 0.05% of the Fund’s net assets as of December 31, 2008.

6.	Illiquid security. The aggregate value of illiquid securities as of December 31, 2008 was $10,820, which represents less than 0.005% of the Fund’s net assets. See Note 7 of accompanying Notes.

7.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended December 31, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	June 30, 2008	Additions	Reductions	December 31, 2008
Eldorado Gold Corp.[a]	4,266,000	2,140,000	—	6,406,000
Eldorado Gold Corp., Legend Shares[a]	480,000	—	—	480,000
Oppenheimer Institutional Money Market Fund, Cl. E	—	240,543,957	183,746,756	56,797,201
Randgold Resources Ltd., ADR[a]	1,510,000	390,000	180,000	1,720,000

				Realized
	Value		Income	Loss
Eldorado Gold Corp.[a]	$—	[b]	$—	$—
Eldorado Gold Corp., Legend Shares[a]	—	[b]	—	—
Oppenheimer Institutional Money Market Fund, Cl. E	56,797,201		102,226	—
Randgold Resources Ltd., ADR[a]	—	[b]	—	2,415,141

	$56,797,201		$102,226	$2,415,141

a.	No longer an affiliate as of December 31, 2008.

b.	The security is no longer an affiliate, therefore, the value has been excluded from this table.

8.	Rate shown is the 7-day yield as of December 31, 2008.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
F3 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
The market value of the Fund’s investments was determined based on the following inputs as of December 31, 2008:

	Investments in	Other Financial
Valuation Description	Securities	Instruments*
Level 1—Quoted Prices	$1,169,645,173	$(7,919,400)
Level 2—Other Significant Observable Inputs	224,261,024	20,697
Level 3—Significant Unobservable Inputs	—	—

Total	$1,393,906,197	$(7,898,703)

*	Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options written and swaps are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation techniques, if any, during the reporting period.
Foreign Currency Exchange Contracts as of December 31, 2008 are as follows:

		Contract
		Amount	Expiration		Unrealized
Contract Description	Buy	(000s)	Dates	Value	Appreciation
British Pound Sterling (GBP)	Buy	484 GBP	1/2/09-1/5/09	$706,029	$5,773
Canadian Dollar (CAD)	Buy	884 CAD	1/2/09	726,328	7,505
South African Rand (ZAR)	Buy	6,652 ZAR	1/6/09	706,316	7,419

Total unrealized appreciation					$20,697

Written Options as of December 31, 2008 are as follows:

		Number of	Exercise	Expiration	Premiums
Description	Type	Contracts	Price	Date	Received	Value
Agnico-Eagle Mines Ltd.	Call	1,000	$55.000	1/19/09	$134,544	$(190,000)
Agnico-Eagle Mines Ltd.	Call	500	45.000	1/19/09	55,925	(365,000)
Agnico-Eagle Mines Ltd.	Call	500	50.000	1/19/09	104,509	(205,000)
Agnico-Eagle Mines Ltd.	Call	500	50.000	2/23/09	60,180	(345,000)
Agnico-Eagle Mines Ltd.	Call	500	60.000	2/23/09	62,250	(135,000)
Agnico-Eagle Mines Ltd.	Put	600	30.000	2/23/09	61,200	(21,000)
Agnico-Eagle Mines Ltd.	Put	600	35.000	2/23/09	117,425	(48,000)
Agnico-Eagle Mines Ltd.	Put	500	30.000	1/19/09	67,250	—
Agnico-Eagle Mines Ltd.	Put	300	22.500	1/19/09	44,100	(900)
AngloGold Ashanti Ltd., Sponsored ADR	Put	500	15.000	1/19/09	48,500	(2,500)
AngloGold Ashanti Ltd., Sponsored ADR	Put	500	20.000	2/23/09	66,175	(32,500)
AngloGold Ashanti Ltd., Sponsored ADR	Put	400	17.500	1/19/09	68,444	—
AngloGold Ashanti Ltd., Sponsored ADR	Put	400	22.500	1/19/09	58,800	(12,000)
AngloGold Ashanti Ltd., Sponsored ADR	Call	1,100	30.000	1/19/09	160,282	(60,500)
AngloGold Ashanti Ltd., Sponsored ADR	Call	1,000	25.000	1/19/09	144,999	(340,000)
F4 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

Written Options Continued

		Number of	Exercise	Expiration	Premiums
Description	Type	Contracts	Price	Date	Received	Value
Barrick Gold Corp.	Call	1,000	$35.000	1/19/09	$109,499	$(300,000)
Barrick Gold Corp.	Call	500	37.500	1/19/09	53,500	(84,500)
Barrick Gold Corp.	Call	500	45.000	4/20/09	67,225	(115,000)
Barrick Gold Corp.	Call	500	42.500	4/20/09	86,600	(156,500)
Barrick Gold Corp.	Put	1,000	22.500	4/20/09	161,629	(90,000)
Barrick Gold Corp.	Put	500	20.000	4/20/09	58,500	(30,000)
BHP Billiton Ltd., Sponsored ADR	Call	500	45.000	1/19/09	84,050	(62,500)
BHP Billiton Ltd., Sponsored ADR	Call	500	50.000	1/19/09	67,615	(10,000)
BHP Billiton Ltd., Sponsored ADR	Call	500	55.000	2/23/09	89,539	(32,500)
BHP Billiton Ltd., Sponsored ADR	Call	400	40.000	1/19/09	79,152	(148,000)
BHP Billiton Ltd., Sponsored ADR	Put	500	35.000	1/19/09	51,250	(16,000)
BHP Billiton Ltd., Sponsored ADR	Put	500	30.000	2/23/09	74,300	(42,500)
BHP Billiton Ltd., Sponsored ADR	Put	400	25.000	1/19/09	38,100	—
BHP Billiton Ltd., Sponsored ADR	Put	300	30.000	1/19/09	60,600	(3,000)
BHP Billiton Ltd., Sponsored ADR	Put	300	27.500	1/19/09	41,100	—
Cameco Corp.	Put	900	12.500	1/19/09	105,799	(4,500)
Cameco Corp.	Put	800	15.000	1/19/09	106,291	(20,000)
Caterpillar, Inc.	Put	500	35.000	1/19/09	108,299	(4,000)
Caterpillar, Inc.	Put	400	30.000	1/19/09	52,400	—
China Petroleum & Chemical Corp. (Sinopec), ADR	Put	500	40.000	4/20/09	95,999	(102,500)
China Petroleum & Chemical Corp. (Sinopec), ADR	Put	500	45.000	4/20/09	138,499	(155,000)
China Petroleum & Chemical Corp. (Sinopec), ADR	Put	300	55.000	1/19/09	59,361	(49,500)
Cliffs Natural Resources, Inc.	Put	500	22.500	1/19/09	70,340	(40,000)
Cliffs Natural Resources, Inc.	Put	500	17.500	2/23/09	86,000	(47,500)
Companhia de Minas Buenaventura SA, Sponsored ADR	Call	2200	25.000	3/23/09	316,768	(264,000)
Companhia de Minas Buenaventura SA, Sponsored ADR	Call	1600	22.500	3/23/09	236,574	(312,000)
Companhia de Minas Buenaventura SA, Sponsored ADR	Call	1000	22.500	1/19/09	115,869	(25,000)
Companhia de Minas Buenaventura SA, Sponsored ADR	Call	500	20.000	1/19/09	51,000	(60,000)
Companhia de Minas Buenaventura SA, Sponsored ADR	Call	500	22.500	2/23/09	48,650	(65,000)
Companhia Vale do Rio Doce, ADR	Put	500	11.250	1/19/09	56,235	(22,000)
Eldorado Gold Corp.	Put	1,000	5.000	1/19/09	77,252	—
Freeport-McMoRan Copper & Gold, Inc., Cl. B	Put	800	17.500	1/19/09	98,617	(11,200)
Freeport-McMoRan Copper & Gold, Inc., Cl. B	Put	400	15.000	1/19/09	77,652	(2,400)
Freeport-McMoRan Copper & Gold, Inc., Cl. B	Put	1,000	15.000	2/23/09	104,099	(46,000)
Freeport-McMoRan Copper & Gold, Inc., Cl. B	Put	500	17.500	2/23/09	76,600	(44,000)
Freeport-McMoRan Copper & Gold, Inc., Cl. B	Call	500	30.000	1/19/09	63,300	(10,500)
F5 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Written Options Continued

		Number of	Exercise	Expiration	Premiums
Description	Type	Contracts	Price	Date	Received	Value
Freeport-McMoRan Copper & Gold, Inc., Cl. B	Call	500	$30.000	2/23/09	$63,030	$(58,500)
Gold Fields Ltd., Sponsored ADR	Put	500	5.000	1/19/09	48,500	—
Goldcorp, Inc.	Call	600	45.000	4/19/09	58,878	(66,000)
Goldcorp, Inc.	Call	500	35.000	1/19/09	67,000	(29,500)
Goldcorp, Inc.	Call	500	37.500	1/19/09	63,570	(12,500)
Goldcorp, Inc.	Put	1,000	17.500	4/20/09	126,779	(55,000)
Goldcorp, Inc.	Put	500	20.000	1/19/09	74,000	(2,500)
Goldcorp, Inc.	Put	300	17.500	1/19/09	38,220	—
Goldcorp, Inc.	Call	1,000	30.000	1/19/19	109,909	(275,000)
Harmony Gold Mining Co. Ltd., Sponsored ADR	Put	1,300	7.500	1/19/09	114,981	(6,500)
Harmony Gold Mining Co. Ltd., Sponsored ADR	Put	500	5.000	1/19/09	14,500	—
Joy Global, Inc.	Put	500	15.000	1/19/09	59,750	(2,500)
Kinross Gold Corp.	Call	2,300	20.000	2/23/09	256,936	(351,900)
Kinross Gold Corp.	Call	600	22.500	2/23/09	62,700	(48,000)
Kinross Gold Corp.	Call	500	17.500	1/19/09	27,000	(82,500)
Kinross Gold Corp.	Put	500	12.500	2/23/09	86,000	(17,500)
Lihir Gold Ltd., Sponsored ADR	Put	500	10.000	5/18/09	72,000	(15,000)
Newmont Mining Corp.	Call	1,000	45.000	1/19/09	134,984	(64,000)
Newmont Mining Corp.	Call	500	35.000	1/19/09	57,500	(307,500)
Newmont Mining Corp.	Call	500	42.500	1/19/09	62,500	(66,000)
Newmont Mining Corp.	Call	500	47.500	1/19/09	71,000	(15,000)
Newmont Mining Corp.	Call	500	47.500	3/23/09	97,499	(122,500)
Newmont Mining Corp.	Put	500	30.000	2/23/09	81,650	(32,500)
Newmont Mining Corp.	Put	500	25.000	3/23/09	59,750	(31,000)
Pan American Silver Corp.	Call	500	17.500	1/19/09	44,500	(52,500)
Peabody Energy Corp.	Put	400	17.500	1/19/09	52,800	(10,000)
Quimica Minera Chile SA, Sponsored ADR, B Shares	Put	1,000	22.500	1/19/09	107,649	(75,000)
Randgold Resources Ltd., ADR	Call	600	60.000	3/23/09	103,637	(78,000)
Randgold Resources Ltd., ADR	Call	500	50.000	1/19/09	63,500	(22,500)
Randgold Resources Ltd., ADR	Call	500	55.000	1/19/09	53,500	(2,500)
Randgold Resources Ltd., ADR	Put	500	35.000	1/19/09	54,510	(15,000)
Rio Tinto plc, Sponsored ADR	Call	100	150.000	1/19/09	28,160	—
Rio Tinto plc, Sponsored ADR	Put	200	70.000	1/19/09	111,399	(10,000)
Royal Gold, Inc.	Call	1,400	40.000	1/19/09	210,509	(1,288,000)
Royal Gold, Inc.	Call	1,000	50.000	1/19/09	145,049	(200,000)
Royal Gold, Inc.	Call	500	45.000	1/19/09	68,500	(246,500)
Royal Gold, Inc.	Put	900	30.000	1/19/09	121,799	—
Seabridge Gold, Inc.	Put	500	10.000	5/18/09	66,000	(72,500)
Silver Standard Resources, Inc.	Put	500	7.500	1/19/09	51,000	—
Silver Wheaton Corp.	Put	800	5.000	1/19/09	36,000	(8,000)
Silver Wheaton Corp.	Put	800	5.000	2/23/09	60,000	(36,000)
Silver Wheaton Corp.	Put	500	2.500	1/19/09	15,000	—
F6 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

Written Options Continued

		Number of	Exercise	Expiration	Premiums
Description	Type	Contracts	Price	Date	Received	Value
Silver Wheaton Corp.	Put	500	$2.500	3/23/09	$27,500	$(7,500)
SPDR Gold Trust	Put	200	74.000	2/23/09	34,400	—
SPDR Gold Trust	Put	100	68.000	1/19/09	16,200	(1,000)

					$7,903,094	$(7,919,400)

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent
Canada	$699,621,165	50.2%
United States	231,175,263	16.6
South Africa	106,006,930	7.6
Australia	91,016,091	6.5
Jersey, Channel Islands	75,542,400	5.4
Peru	73,540,656	5.3
United Kingdom	34,031,271	2.4
Brazil	33,099,740	2.4
Papua New Guinea	31,972,827	2.3
China	13,344,967	1.0
Spain	2,179,796	0.1
Chile	1,219,500	0.1
Cayman Islands	793,000	0.1
Bermuda	351,771	0.0
Singapore	10,820	0.0

Total	$1,393,906,197	100.0%

See accompanying Notes to Financial Statements.
F7 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited

December 31, 2008

Assets

Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $1,643,649,726)	$1,337,108,996
Affiliated companies (cost $56,797,201)	56,797,201

1,393,906,197
Cash	1,444,647
Unrealized appreciation on foreign currency exchange contracts	20,697
Receivables and other assets:
Shares of beneficial interest sold	5,579,881
Dividends	489,780
Due from Manager	156
Other	41,102

Total assets	1,401,482,460

Liabilities

Options written, at value (premiums received $7,903,094)—see accompanying statement of investments	7,919,400
Payables and other liabilities:
Investments purchased	9,637,468
Shares of beneficial interest redeemed	6,041,719
Distribution and service plan fees	637,709
Transfer and shareholder servicing agent fees	285,986
Shareholder communications	172,211
Trustees’ compensation	142,656
Other	81,644

Total liabilities	24,918,793

Net Assets	$1,376,563,667

Composition of Net Assets

Paid-in capital	$1,865,907,580
Accumulated net investment loss	(9,508,060)
Accumulated net realized loss on investments and foreign currency transactions	(173,270,379)
Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(306,565,474)

Net Assets	$1,376,563,667

F8 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $1,016,128,696 and 49,794,012 shares of beneficial interest outstanding)	$20.41
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$21.66

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $90,230,436 and 4,583,558 shares of beneficial interest outstanding)	$19.69

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $221,855,525 and 11,331,931 shares of beneficial interest outstanding)	$19.58

Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $48,349,010 and 2,422,861 shares of beneficial interest outstanding)	$19.96
See accompanying Notes to Financial Statements.
F9 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended December 31, 2008

Investment Income

Dividends:
Unaffiliated companies (net of foreign withholding taxes of $551,996)	$66,991,318
Affiliated companies	102,226
Other income	20,382
Interest	29,426

Total investment income	67,143,352

Expenses

Management fees	5,082,512
Distribution and service plan fees:
Class A	1,369,451
Class B	517,812
Class C	1,274,607
Class N	119,834
Transfer and shareholder servicing agent fees:
Class A	1,514,736
Class B	177,544
Class C	347,159
Class N	100,262
Shareholder communications:
Class A	82,626
Class B	13,504
Class C	18,206
Class N	2,412
Custodian fees and expenses	214,952
Trustees’ compensation	36,865
Other	71,265

Total expenses	10,943,747
Less waivers and reimbursements of expenses	(224,591)

Net expenses	10,719,156

Net Investment Income	56,424,196
F10 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

Realized and Unrealized Gain (Loss)

Net realized gain (loss) on:
Investments:
Unaffiliated companies (including premiums on options exercised)	$(163,043,283)
Affiliated companies	(2,415,141)
Closing and expiration of option contracts written	5,510,936
Foreign currency transactions	(12,063,165)

Net realized loss	(172,010,653)
Net change in unrealized depreciation on:
Investments	(868,795,781)
Translation of assets and liabilities denominated in foreign currencies	(153,017,550)
Option contracts written	(16,306)

Net change in unrealized depreciation	(1,021,829,637)

Net Decrease in Net Assets Resulting from Operations	$(1,137,416,094)

See accompanying Notes to Financial Statements.
F11 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	December 31, 2008	June 30,
	(Unaudited)	2008
Operations

Net investment income (loss)	$56,424,196	$(9,100,545)
Net realized gain (loss)	(172,010,653)	82,878,264
Net change in unrealized appreciation (depreciation)	(1,021,829,637)	390,543,165

Net increase (decrease) in net assets resulting from operations	(1,137,416,094)	464,320,884

Dividends and/or Distributions to Shareholders

Dividends from net investment income:
Class A	(23,141,526)	(29,427,471)
Class B	(935,955)	(2,317,826)
Class C	(2,768,061)	(5,364,390)
Class N	(1,005,942)	(835,576)

	(27,851,484)	(37,945,263)

Distributions from net realized gain:
Class A	(21,186,169)	(57,426,174)
Class B	(1,936,658)	(6,879,054)
Class C	(4,816,580)	(13,958,713)
Class N	(1,009,406)	(1,818,825)

	(28,948,813)	(80,082,766)

Beneficial Interest Transactions

Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(22,165,530)	659,674,451
Class B	(6,368,902)	8,847,762
Class C	(1,851,425)	139,885,804
Class N	12,021,174	34,595,061

	(18,364,683)	843,003,078

Net Assets

Total increase (decrease)	(1,212,581,074)	1,189,295,933
Beginning of period	2,589,144,741	1,399,848,808

End of period (including accumulated net investment loss of $9,508,060 and $38,080,772, respectively)	$1,376,563,667	$2,589,144,741

See accompanying Notes to Financial Statements.
F12 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	December 31, 2008			Year Ended June 30,
Class A	(Unaudited)	2008	2007	2006	2005	2004
Per Share Operating Data

Net asset value, beginning of period	$38.79	$31.81	$29.15	$18.27	$16.89	$13.79
Income (loss) from investment operations:
Net investment income (loss)[1]	.88 [2]	(.09)	(.08)	(.06)	(.03)	(.07)
Net realized and unrealized gain (loss)	(18.32)	9.31	7.22	12.12	2.79	4.37 [1]

Total from investment operations	(17.44)	9.22	7.14	12.06	2.76	4.30
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.49)	(.76)	(.16)	—	(.43)	(.75)
Distributions from net realized gain	(.45)	(1.48)	(4.32)	(1.18)	(.95)	(.45)

Total dividends and/or distributions to shareholders	(.94)	(2.24)	(4.48)	(1.18)	(1.38)	(1.20)
Net asset value, end of period	$20.41	$38.79	$31.81	$29.15	$18.27	$16.89

Total Return, at Net Asset Value[3]	(44.16)%	29.43%	25.97%	68.01%	16.49%	29.93%

Ratios/Supplemental Data

Net assets, end of period (in thousands)	$1,016,129	$1,919,047	$1,003,705	$582,745	$232,702	$206,696
Average net assets (in thousands)	$1,135,956	$1,518,510	$752,592	$390,347	$232,401	$195,859
Ratios to average net assets:[4]
Net investment income (loss)	7.46%[2]	(0.24)%	(0.26)%	(0.26)%	(0.18)%	(0.40)%
Total expenses	1.22%[5]	1.06%[5]	1.10%[5]	1.18%	1.26%	1.27%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.19%	1.06%	1.10%	1.18%	1.26%	1.27%
Portfolio turnover rate	35%	45%	46%	152%	81%	108%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Net investment income per share and the net investment income ratio include $0.70 and 5.93%, respectively, resulting from a special dividend from Anglo Ferrous Brazil SA in July 2008.

3.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended December 31, 2008	1.22%
Year Ended June 30, 2008	1.06%
Year Ended June 30, 2007	1.10%
See accompanying Notes to Financial Statements.
F13 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	December 31, 2008			Year Ended June 30,
Class B	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data

Net asset value, beginning of period	$37.00	$30.44	$28.13	$17.80	$16.48	$13.50
Income (loss) from investment operations:
Net investment income (loss)[1]	.77 [2]	(.36)	(.30)	(.25)	(.17)	(.21)
Net realized and unrealized gain (loss)	(17.41)	8.90	6.93	11.76	2.71	4.28 [1]

Total from investment operations	(16.64)	8.54	6.63	11.51	2.54	4.07
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.22)	(.50)	—	—	(.27)	(.64)
Distributions from net realized gain	(.45)	(1.48)	(4.32)	(1.18)	(.95)	(.45)

Total dividends and/or distributions to shareholders	(.67)	(1.98)	(4.32)	(1.18)	(1.22)	(1.09)
Net asset value, end of period	$19.69	$37.00	$30.44	$28.13	$17.80	$16.48

Total Return, at Net Asset Value[3]	(44.39)%	28.44%	24.97%	66.67%	15.56%	28.91%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$90,230	$176,880	$138,568	$104,543	$60,391	$56,502
Average net assets (in thousands)	$102,550	$167,286	$121,560	$81,043	$60,427	$57,639
Ratios to average net assets:[4]
Net investment income (loss)	6.78%[2]	(1.03)%	(1.05)%	(1.06)%	(0.96)%	(1.19)%
Total expenses	2.07%[5]	1.86%[5]	1.90%[5]	2.00%	2.04%	2.06%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.00%	1.86%	1.90%	1.99%	2.04%	2.06%
Portfolio turnover rate	35%	45%	46%	152%	81%	108%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Net investment income per share and the net investment income ratio include $0.67 and 5.93%, respectively, resulting from a special dividend from Anglo Ferrous Brazil SA in July 2008.

3.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended December 31, 2008	2.07%
Year Ended June 30, 2008	1.86%
Year Ended June 30, 2007	1.90%
See accompanying Notes to Financial Statements.
F14 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

	Six Months
	Ended
	December 31, 2008		Year Ended June 30,
Class C	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data

Net asset value, beginning of period	$36.89	$30.41	$28.10	$17.77	$16.47	$13.51
Income (loss) from investment operations:
Net investment income (loss)[1]	.76 [2]	(.35)	(.30)	(.24)	(.16)	(.20)
Net realized and unrealized gain (loss)	(17.36)	8.88	6.93	11.75	2.71	4.27 [1]

Total from investment operations	(16.60)	8.53	6.63	11.51	2.55	4.07
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.26)	(.57)	—	—	(.30)	(.66)
Distributions from net realized gain	(.45)	(1.48)	(4.32)	(1.18)	(.95)	(.45)

Total dividends and/or distributions to shareholders	(.71)	(2.05)	(4.32)	(1.18)	(1.25)	(1.11)

Net asset value, end of period	$19.58	$36.89	$30.41	$28.10	$17.77	$16.47

Total Return, at Net Asset Value[3]	(44.38)%	28.45%	25.00%	66.79%	15.64%	28.90%

Ratios/Supplemental Data

Net assets, end of period (in thousands)	$221,856	$422,169	$228,513	$138,279	$57,431	$47,810
Average net assets (in thousands)	$252,448	$343,807	$174,909	$92,491	$55,077	$44,168
Ratios to average net assets:[4]
Net investment income (loss)	6.74%[2]	(1.00)%	(1.03)%	(1.00)%	(0.91)%	(1.11)%
Total expenses	1.99%[5]	1.82%[5]	1.87%[5]	1.92%	1.99%	1.99%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.96%	1.82%	1.87%	1.91%	1.99%	1.99%
Portfolio turnover rate	35%	45%	46%	152%	81%	108%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Net investment income per share and the net investment income ratio include $0.67 and 5.93%, respectively, resulting from a special dividend from Anglo Ferrous Brazil SA in July 2008.

3.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended December 31, 2008	1.99%
Year Ended June 30, 2008	1.82%
Year Ended June 30, 2007	1.87%
See accompanying Notes to Financial Statements.
F15 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	December 31, 2008			Year Ended June 30,
Class N	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data

Net asset value, beginning of period	$37.94	$31.18	$28.68	$18.03	$16.69	$13.68
Income (loss) from investment operations:
Net investment income (loss)[1]	.77 [2]	(.21)	(.17)	(.13)	(.09)	(.13)
Net realized and unrealized gain (loss)	(17.86)	9.13	7.08	11.96	2.75	4.33 [1]

Total from investment operations	(17.09)	8.92	6.91	11.83	2.66	4.20
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.44)	(.68)	(.09)	—	(.37)	(.74)
Distributions from net realized gain	(.45)	(1.48)	(4.32)	(1.18)	(.95)	(.45)

Total dividends and/or distributions to shareholders	(.89)	(2.16)	(4.41)	(1.18)	(1.32)	(1.19)
Net asset value, end of period	$19.96	$37.94	$31.18	$28.68	$18.03	$16.69

Total Return, at Net Asset Value[3]	(44.25)%	29.04%	25.52%	67.62%	16.11%	29.40%

Ratios/Supplemental Data

Net assets, end of period (in thousands)	$48,349	$71,049	$29,063	$18,112	$5,893	$3,781
Average net assets (in thousands)	$47,553	$49,137	$22,412	$10,956	$4,816	$2,857
Ratios to average net assets:[4]
Net investment income (loss)	6.81%[2]	(0.59)%	(0.57)%	(0.53)%	(0.51)%	(0.71)%
Total expenses	1.63%[5]	1.39%[5]	1.41%[5]	1.44%	1.57%	1.62%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.50%	1.39%	1.41%	1.44%	1.57%	1.62%
Portfolio turnover rate	35%	45%	46%	152%	81%	108%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Net investment income per share and the net investment income ratio include $0.67 and 5.93%, respectively, resulting from a special dividend from Anglo Ferrous Brazil SA in July 2008.

3.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended December 31, 2008	1.63%
Year Ended June 30, 2008	1.39%
Year Ended June 30, 2007	1.41%
See accompanying Notes to Financial Statements.
F16 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Gold & Special Minerals Fund (the “Fund”) is registered under the
Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares 72 months after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. This fee will be discontinued effective January 1, 2009.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1”, inputs other than quoted prices for an asset that are observable are classified as “Level 2” and unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3”. The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as
F17 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the “bid” and “asked” prices.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.
     In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
F18 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

     Fair valued securities may be classified as “Level 3” if the valuation primarily reflects the Manager’s own assumptions about the inputs that market participants would use in valuing such securities.
     There have been no significant changes to the fair valuation methodologies during the period.
Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.
     Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund’s investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Investments With Off-Balance Sheet Market Risk. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund’s Statement of Assets and Liabilities.
F19 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
     During the fiscal year ended June 30, 2008, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of June 30, 2008, the Fund had available for federal income tax purposes post-October foreign currency losses of $730,490, post-October passive foreign investment company losses of $4,285,702 and straddle losses of $76,002.
     As of December 31, 2008, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $177,102,847. This estimated capital loss carry-forward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended December 31, 2008, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2008 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$1,701,969,428
Federal tax cost of other investments	(7,903,094)

Total federal tax cost	$1,694,066,334

F20 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

Gross unrealized appreciation	$237,500,821
Gross unrealized depreciation	(545,580,358)

Net unrealized depreciation	$(308,079,537)

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended December 31, 2008, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$13,705
Payments Made to Retired Trustees	—
Accumulated Liability as of December 31, 2008	100,765
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
     F21 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

NOTES TO FINANCIAL STATEMENTS Unaudited/Continued
1. Significant Accounting Policies Continued
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended December 31, 2008		Year Ended June 30, 2008
	Shares	Amount	Shares	Amount

Class A
Sold	15,852,213	$348,316,145	31,199,209	$1,148,361,542
Dividends and/or distributions reinvested	2,355,625	35,876,158	1,860,673	67,933,142
Redeemed	(17,886,295)	(406,357,833)[1]	(15,143,921)	(556,620,233)[2]

Net increase (decrease)	321,543	$(22,165,530)	17,915,961	$659,674,451

F22 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

2. Shares of Beneficial Interest Continued

	Six Months Ended December 31, 2008		Year Ended June 30, 2008
	Shares	Amount	Shares	Amount

Class B
Sold	823,129	$18,233,767	2,033,714	$72,150,674
Dividends and/or distributions reinvested	169,873	2,497,284	226,757	7,929,676
Redeemed	(1,190,615)	(27,099,953)[1]	(2,031,091)	(71,232,588)[2]

Net increase (decrease)	(197,613)	$(6,368,902)	229,380	$8,847,762

Class C
Sold	2,449,950	$55,060,162	6,472,435	$228,677,702
Dividends and/or distributions reinvested	408,402	5,970,839	427,172	14,895,473
Redeemed	(2,969,167)	(62,882,426)[1]	(2,971,553)	(103,687,371)[2]

Net increase (decrease)	(110,815)	$(1,851,425)	3,928,054	$139,885,804

Class N
Sold	1,154,100	$26,457,310	1,728,113	$62,935,627
Dividends and/or distributions reinvested	121,590	1,810,473	66,006	2,361,638
Redeemed	(725,673)	(16,246,609)[1]	(853,228)	(30,702,204)[2]

Net increase	550,017	$12,021,174	940,891	$34,595,061

1.	Net of redemption fees of $112,335, $10,141, $24,964 and $4,702 for Class A, Class B, Class C and Class N, respectively.

2.	Net of redemption fees of $192,468, $21,203, $43,577 and $6,228 for Class A, Class B, Class C and Class N, respectively.
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in Oppenheimer Institutional Money Market Fund and OFI Liquid Assets Fund, LLC, for the six months ended December 31, 2008, were as follows:

	Purchases	Sales

Investment securities	$591,989,702	$632,216,283
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $200 million	0.75%
Next $200 million	0.72
Next $200 million	0.69
Next $200 million	0.66
Next $3.2 billion	0.60
Over $4 billion	0.58
F23 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended December 31, 2008, the Fund paid $1,957,734 to OFS for services to the Fund.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor’s aggregate uncompensated expenses under the Plans at December 31, 2008 for Class B, Class C and Class N shares were $1,718,572, $3,877,740 and $776,361, respectively. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the
F24 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
Six Months	Retained by	Retained by	Retained by	Retained by	Retained by
Ended	Distributor	Distributor	Distributor	Distributor	Distributor

December 31, 2008	$319,800	$77,440	$209,096	$145,190	$15,352
Waivers and Reimbursements of Expenses. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the six months ended December 31, 2008, OFS waived $119,899, $34,745, $35,288 and $30,233 for Class A, Class B, Class C and Class N shares, respectively. This undertaking may be amended or withdrawn at any time.
     The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the six months ended December 31, 2008, the Manager waived $4,426 for IMMF management fees.
5. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date.
     Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.
     Risks to the Fund include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received.
F25 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
6. Option Activity
The Fund may buy and sell put and call options, or write put and covered call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
     Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.
     Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Options written are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities.
     The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.
Written option activity for the six months ended December 31, 2008 was as follows:

	Call Options		Put Options
	Number of	Amount of	Number of	Amount of
	Contracts	Premiums	Contracts	Premiums

Options outstanding as of June 30, 2008	—	$—	—	$—
Options written	57,850	8,600,409	51,740	6,276,098
Options closed or expired	(18,350)	(3,383,580)	(18,804)	(2,127,356)
Options exercised	(9,100)	(1,174,938)	(3,036)	(287,539)

Options outstanding as of December 31, 2008	30,400	$4,041,891	29,900	$3,861,203

7. Illiquid Securities
As of December 31, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.
F26 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

8. Recent Accounting Pronouncement
In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 161, Disclosures about Derivative Instruments and Hedging Activities. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund’s financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund’s financial statements and related disclosures.
F27 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

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F28 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited
Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.
     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the investment performance of the Fund and the Manager, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.
     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.
     Nature, Quality and Extent of Services. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager’s key personnel who provide such services. The Manager’s duties include providing the Fund with the services of the portfolio manager and the Manager’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.
13 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued
     The Board also considered the quality of the services provided and the quality of the Manager’s resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Shanquan Li, the portfolio manager for the Fund, and the Manager’s investment team and analysts. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Manager’s experience, reputation, personnel, operations and resources, the Fund benefits from the services provided under the Agreement.
     Investment Performance of the Manager and the Fund. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other retail front-end load and no-load gold-oriented funds. The Board noted that the Fund’s one-year, three-year, five-year and ten-year performance were better than its peer group median
     Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and gold-oriented funds with comparable asset levels and distribution features. The Board noted that the Fund’s contractual and actual management fees and total expenses are lower than its peer group median.
     Economies of Scale and Profits Realized by the Manager. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage the
14 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.
     Other Benefits to the Manager. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager’s affiliates and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements). The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders.
     Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.
     Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.
15 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
16 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.

Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable.

b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.
2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.
3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.
4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”
5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2008, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.
(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Gold & Special Minerals Fund

By:	/s/ John V. Murphy

John V. Murphy
Principal Executive Officer
Date: 02/11/2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John V. Murphy

John V. Murphy
Principal Executive Officer
Date: 02/11/2009

By:	/s/ Brian W. Wixted

Brian W. Wixted
Principal Financial Officer
Date: 02/11/2009